Stockholders' equity - Common stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Jan. 12, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders Equity Note
Cash dividends			$ 142,290	$ 136,561	$ 116,022
Common stock dividends per share cash paid			$ 1.75	$ 1.60	$ 1.20
Dividends Declared per Common Share			$ 0.45
Dividend payable, to be paid date			Jan. 03, 2022
Dividends payable, record date			Dec. 07, 2021
Dividends payable			$ 35,937	$ 33,701	$ 29,000
Subsequent event
Stockholders Equity Note
Dividends Declared per Common Share	$ 0.55	$ 0.55
Dividend payable, to be paid date		Apr. 01, 2022
Dividends payable, record date		Mar. 15, 2022